SHARE-BASED COMPENSATION EXPENSES (Details 1) - Performance Options 2015 [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding at June 30, 2016	1,740,000
Number of shares, Forfeited	1,344,000
Number of shares, Outstanding at June 30, 2017	396,000	1,740,000
Number of shares, Vested and expected to vest at June 30, 2017	396,000
Number of shares, Exercisable at June 30, 2017	198,000
Weighted average exercise price, Outstanding at June 30, 2016 (in dollars per share)	$ 22.25
Weighted average exercise price, Forfeited (in dollars per share)	22.05
Weighted average exercise price, Outstanding at June 30, 2017 (in dollars per share)	22.05	$ 22.25
Weighted average exercise price, Vested and expected to vest at June 30, 2017 (in dollars per share)	22.05
Weighted average exercise price, Exercisable at June 30, 2017 (in dollars per share)	$ 22.05
Weighted average remaining contractual life (years), Outstanding	2 years 10 months 13 days	3 years 10 months 13 days
Weighted average remaining contractual life (years), Vested and expected to vest	2 years 10 months 13 days
Weighted average remaining contractual life (years), Exercisable	2 years 10 months 13 days
Aggregate intrinsic value, Outstanding at June 30, 2016 (in dollars)	$ 0
Aggregate intrinsic value, Outstanding at June 30, 2017 (in dollars)	0	$ 0
Aggregate intrinsic value, Vested and expected to vest at June 30, 2017 (in dollars)	0
Aggregate intrinsic value, Exercisable at June 30, 2017 (in dollars)	$ 0